Postemployment Benefits Postretirement Benefit Plans - Expected Future Benefit Payments (Details) - Postretirement Plans $ in Millions	Dec. 28, 2019 USD ($)
Defined Benefit Plan Disclosure [Line Items]
2020	$ 125
2021	114
2022	114
2023	107
2024	101
2025-2029	$ 413